Non-ControllingInterest in Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2018
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Non-ControllingInterest in Consolidated Subsidiaries

Note 21. Non-Controlling Interest in Consolidated Subsidiaries

An analysis of FEMSA’s non-controlling interest in its consolidated subsidiaries for the years ended December 31, 2018 and 2017 is as follows:

	December 31, 2018		December 31, 2017
Coca-Cola FEMSA	Ps.	73,776		Ps. 82,366
Other		4,713		4,255

	Ps.	78,489	Ps.	86,621

The changes in the FEMSA’s non-controlling interest were as follows:

	2018		2017		2016
Balance at beginning of the period	Ps.	86,621	Ps.	74,266	Ps.	60,332
Net income of non-controlling interest		9,089		(5,202)		6,035
Other comprehensive income (loss):		(4,080)		7,240		9,463
Exchange differences on translation of foreign operation		(4,016)		7,349		9,238
Remeasurements of the net defined benefits liability		155		30		(63)
Valuation of the effective portion of derivative financial instruments		(219)		(139)		288
Adoption of IAS 29 for Argentina		1,418		—		—
Capitalization of issued shares to former owners of Vonpar in Coca-Cola FEMSA		—		2,867		—
Other acquisitions and remeasurements		413		(50)		1,710
(Derecognition) contribution from non-controlling interest		(11,140)		11,072		892
Equity instruments		—		—		(485)
Dividends		(3,713)		(3,622)		(3,690)
Share based payment		31		50		9
Accounting standard adoption effects (“IFRS 9”)		(150)		—		—

Balance at end of the period	Ps.	78,489	Ps.	86,621	Ps.	74,266

Non-controlling interest’s accumulated other comprehensive income is comprised as follows:

	December 31, 2018		December 31, 2017
Exchange differences on translation foreign operation	Ps.	3,134	Ps.	7,150
Remeasurements of the net defined benefits liability		(119)		(274)
Valuation of the effective portion of derivative financial instruments		(163)		56

Accumulated other comprehensive income	Ps.	2,852	Ps.	6,932

Coca-Cola FEMSA shareholders, especially the Coca-Cola Company which hold Series D shares, have some protective rights about investing in or disposing of significant businesses. However, these rights do not limit the continued normal operations of Coca-Cola FEMSA.

Summarized financial information in respect of Coca-Cola FEMSA is set out below:

	December 31, 2018		December 31, 2017
Total current assets	Ps.	56,992	Ps.	55,657
Total non-current assets		206,795		230,020
Total current liabilities		45,455		55,594
Total non-current liabilities		86,562		89,373
Total revenue	Ps.	182,342	Ps.	183,256
Consolidated net (loss) income for continuing operations		11,704		(12,549)
Consolidated net income from discontinued operations		3,366		895
Consolidated comprehensive income for continuing operations	Ps.	6,544	Ps.	2,300
Consolidated comprehensive income from discontinued operations		2,944		1,041
Net cash flow generated from operating activities for continuing operations		29,366		32,446
Net cash flow generated from operating activities from discontinued operations		1,308		1,265
Net cash flow from used in investing activities for continuing operations		(8,291)		(13,710)
Net cash flow from used in investing activities from discontinued operations		(962)		(2,820)
Net cash flow from used in financing activities for continuing operations		(14,379)		(10,290)
Net cash flow from used in financing activities from discontinued operations		(37)		(485)

21.1 Options embedded from past acquisitions

FEMSA Comercio – Health Division entered into option transactions regarding the remaining 40% non-controlling interest not held by FEMSA Comercio – Health Division. The former controlling shareholders of Socofar may be able to put some or all of that interest to FEMSA Comercio – Health Division beginning (i) 42-months after the initial acquisition, upon the occurrence of certain events and (ii) 60 months after the initial acquisition, in any event, FEMSA Comercio – Health Division can call the remaining 40% non-controlling interest beginning on the seventh anniversary of the initial acquisition date. Both of these options would be exercisable at the then fair value of the interest and shall remain indefinitely.

The former controlling shareholders of Open Market retain a put for their remaining 20% non-controlling interest that can be exercised (i) at any time after the acquisition date upon the occurrence of certain events and (ii) annually from January through April, after the third anniversary of the acquisition date. In any event, the Company through one of its subsidiaries can call the remaining 20% non-controlling interest annually from January through April, after the fifth anniversary of the acquisition date. Both options would be exercisable at the then fair value of the interest and shall remain indefinitely. Given that these options are exercisable at the then fair value on exercise date, their value is not significant at the acquisition date and at December 31, 2018.